Class R5 and R6 | INVESCO MID CAP GROWTH FUND
Fund Summary
Investment Objective
The Fund's investment objective is to seek capital growth.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Class R5 and R6 INVESCO MID CAP GROWTH FUND	Class R5	Class R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Class R5 and R6 INVESCO MID CAP GROWTH FUND		Class R5	Class R6
Management Fees	[1]	0.68%	0.68%
Distribution and/or Service (12b-1) Fees		none	none
Other Expenses	[2]	0.16%	0.07%
Total Annual Fund Operating Expenses	[2]	0.84%	0.75%
[1]	"Management Fees" are based on estimated amounts for the current fiscal year.
[2]	"Other Expenses" and "Total Annual Fund Operating Expenses" for Class R6 shares are based on estimated amounts for the current fiscal year.

Example.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Class R5 and R6 INVESCO MID CAP GROWTH FUND (USD $)	1 Year	3 Years	5 Years	10 Years
Class R5	86	268	466	1,037
Class R6	77	240	417	930

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 88% of the average value of its portfolio.
Principal Investment Strategies of the Fund
The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of mid-capitalization companies. The Fund invests primarily in equity securities. The principal type of equity security in which the Fund invests is common stock.

The Fund considers an issuer to be a mid-capitalization issuer if it has a market capitalization, at the time of purchase, within the range of the largest and smallest capitalized issuers included in the Russell Midcap® Growth Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. As of April 30, 2013, the capitalization of companies in the Russell Midcap® Growth Index ranged from $306.7 million to $29 billion.

The Fund may invest up to 25% of its net assets in securities of foreign issuers, which may include securities of issuers located in emerging markets countries, i.e., those that are in the initial stages of their industrial cycles.

The Fund invests primarily in securities that are considered by the Fund's portfolio managers to have potential for earnings or revenue growth.

Invesco Advisers, Inc. (the Adviser), the Fund's investment adviser, uses a bottom-up stock selection process designed to seek returns in excess of the Russell Midcap® Growth Index as well as a disciplined portfolio construction process designed to manage risk. To narrow the investment universe, the Adviser uses a holistic approach that emphasizes fundamental research and, to a lesser extent, quantitative analysis. The Adviser then closely examines company fundamentals, including detailed modeling of all of a company's financial statements and discussions with company management teams, suppliers, distributors, competitors, and customers. The Adviser uses a variety of valuation techniques based on the company in question, the industry in which the company operates, the stage of the company's business cycle, and other factors that best reflect a company's value. The Adviser seeks to invest in companies with solid management teams, sound business models, strong financial health, attractive growth outlooks, and compelling valuation levels.

The Adviser considers whether to sell a particular security when a company hits the price target, a company's fundamentals deteriorate, or the catalysts for growth are no longer present or reflected in the stock price.
Principal Risks of Investing in the Fund
As with any mutual fund, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Developing/Emerging Markets Securities Risk. The prices of securities issued by foreign companies and governments located in developing/emerging markets countries may be affected more negatively by inflation, devaluation of their currencies, higher transaction costs, delays in settlement, adverse political developments, the introduction of capital controls, withholding taxes, nationalization of private assets, expropriation, social unrest, war or lack of timely information than those in developed countries.

Foreign Securities Risk. The Fund's foreign investments may be affected by changes in a foreign country's exchange rates, political and social instability, changes in economic or taxation policies, difficulties when enforcing obligations, decreased liquidity, and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

Growth Investing Risk. Growth stocks tend to be more expensive relative to their earnings or assets compared with other types of stock. As a result they tend to be more sensitive to changes in their earnings and can be more volatile.

Management Risk. The investment techniques and risk analysis used by the Fund's portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund's securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations.

Mid-Capitalization Risk. Stocks of mid-sized companies tend to be more vulnerable to adverse developments in the above factors and may have little or no operating history or track record of success, and limited product lines, markets, management and financial resources. The securities of mid-sized companies may be more volatile due to less market interest and less publicly available information about the issuer. They also may be illiquid or restricted as to resale, or may trade less frequently and in smaller volumes, all of which may cause difficulty when establishing or closing a position at a desirable price.
Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund's and Van Kampen Mid Cap Growth Fund's (the predecessor fund) performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to the Fund. For more information on the benchmarks used see the "Benchmark Descriptions" section in the prospectus. The Fund's (and the predecessor fund's) past performance (before and after taxes) is not necessarily an indication of its future performance.

The returns for Class R5 shown prior to June 1, 2010 are those of the Class A shares of the predecessor fund. Class R6 shares of the Fund have less than a calendar year of performance; therefore, the returns shown are those of the Fund's (and the predecessor Fund's) Class A shares, which are not offered in this prospectus. Class R5 and Class R6 shares would have different returns from the predecessor fund because, although the shares are invested in the same portfolio of securities, Class R5 and Class R6 shares have different expenses. The predecessor fund was advised by Van Kampen Asset Management.

Updated performance information is available on the Fund's Web site at www.invesco.com/us.
Annual Total Returns

Class R5 shares year-to-date (ended June 28, 2013): 12.83% Best Quarter (ended March 31, 2012): 13.82% Worst Quarter (ended September 30, 2011): -22.64%
Average Annual Total Returns (for the periods ended December 31, 2012)
Average Annual Total Returns Class R5 and R6 INVESCO MID CAP GROWTH FUND		1 Year	5 Years	10 Years	Inception Date
Class R5 shares:	[1]	12.25%	1.42%	10.02%	Jun. 01, 2010
Class R5 shares: Return After Taxes on Distributions	[1]	12.25%	1.06%	9.50%	Jun. 01, 2010
Class R5 shares: Return After Taxes on Distributions and Sale of Fund Shares	[1]	7.96%	1.08%	8.81%	Jun. 01, 2010
Class R6 shares:	[1]	11.77%	1.24%	9.92%	Jul. 15, 2013
S&P 500® Index (reflects no deductions for fees, expenses or taxes)		16.00%	1.66%	7.10%
Russell Midcap® Growth Index (reflects no deductions for fees, expenses or taxes)		15.81%	3.23%	10.32%
Lipper Mid-Cap Growth Funds Index		13.36%	1.49%	9.40%
[1]	Class R5 and Class R6 shares' performance shown prior to the inception date is that of the Fund's and the predecessor fund's Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A shares' performance reflects any applicable fee waivers and/or expense reimbursements. The inception date of the predecessor fund's Class A shares is December 27, 1995.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class R5 shares only and after-tax returns for other classes will vary.